Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Schedule of Share Capital and Share Premium

A. Share Capital and Share Premium

	Ordinary Shares			Class B Shares
Particulars	Number	Share capital	Share premium	Number	Share capital	Share premium
Balance as at April 1, 2024	70,114,575	35	943,297	39,667,911	20	1,217,920
Shares issued during the year on exercise of share based awards	1,479,937	1	42,228	—	—	—
Treasury shares acquired	(236,012)	-	-	—	—	—
Balance as at March 31, 2025	71,358,500	36	985,525	39,667,911	20	1,217,920

Balance as at April 1, 2025	71,358,500	36	985,525	39,667,911	20	1,217,920
Issue of ordinary shares	18,400,000	9	1,621,010	—	—	—
Shares issued during the period on exercise of share based awards	454,472	*	13,637	—	—	—
Repurchase of own shares	—	—	—	(34,372,221)	(17)	(1,123,954)
Treasury shares acquired	(1,450,000)	—	—	—	—	—
Balance as at March 31, 2026	88,762,972	45	2,620,172	5,295,690	3	93,966

* less than 1